Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Line Items]
Bonuses expenses	$ 406	$ 446	$ 580
Employee benefits liability due grants	$ 141	$ 303